Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Summary of purchase consideration and the provisional fair value of goodwill, identifiable assets and liabilities of BHPP acquired
Details of the purchase consideration and the provisional fair value of goodwill, identifiable assets and liabilities of BHPP acquired are as follows:

Provisional fair value of net identifiable assets and goodwill arising on acquisition date	US$m
Cash and cash equivalents	399
Receivables	1,164
Inventories	295
Investments accounted for using the equity method	267
Other financial assets	59
Other assets	114
Exploration and evaluation assets	180
Oil and gas properties	19,353
Lease assets	142
Payables	(910)
Provisions	(4,804)
Tax payable	(365)
Deferred tax liabilities	(576)
Lease liabilities	(268)
Other liabilities	(1,054)
Net identifiable assets acquired	13,996
Goodwill arising on acquisition	4,614
Purchase consideration	18,610

Purchase consideration	US$m
Shares issued, at fair value	19,265
Other reserves (share replacement awards)	18
Provisional locked box payment received 1	(683)
Adjustments to locked box payment	10
Total purchase consideration	18,610

1.
Represents the positive net cash flow of $1,513 million generated by BHPP assets from
the effective date of the business combination offset by the notional dividend distribution of $830 million paid to BHP.

Summary of analysis of cash flows on acquisition

Analysis of cash flows on acquisition	US$m
Cash acquired on acquisition	399
Provisional locked box payment received	683
Net cash flow on acquisition (Included in the consolidated statement of cash flows as investing activities)	1,082